Shareholders’ Equity - Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments (Details) - Employees and Non-Employees [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	$ 869	$ 1,310	$ 1,865
Cost of revenues [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	84	79	137
Sales and marketing [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	146	167	208
Research and development [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	335	513	785
General and administrative [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	$ 304	$ 551	$ 735